Convertible Notes (Details)						6 Months Ended				12 Months Ended
	Jul. 22, 2025 USD ($) $ / shares shares	Feb. 14, 2025 USD ($)	Dec. 11, 2024 USD ($)	Oct. 01, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Feb. 20, 2025 $ / shares shares	Dec. 12, 2024 $ / shares shares	Oct. 07, 2024 $ / shares shares
Convertible Notes [Line Items]
Net of unamortized debt discount	$ 270,000	$ 630,000							$ 2,250,000		$ 270,000
Percentage of original issue discount	10.00%	10.00%				10.00%	10.00%	10.00%	10.00%
Expenses and commissions									$ 350,672
Incurred expenses and commissions							$ 56,538
Weighted average interest rate						2.69%			3.37%		2.69%
Transfer of shares in market price						93.50%	93.50%
Cash consideration						¥ 3,729,908	$ 533,370	¥ 2,483,924
Net proceeds						1,702,121	243,400	¥ 16,024,928
Interest expenses							212,217		$ 197,893
Loss on settlement of convertible notes							$ 84,796		608,062
Fair value of derivative liability									$ 99,000		$ 9,000
Convertible notes amount						1,438,550					205,710
Pre-Funded Warrant [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares					191,522
Convertible Promissory Note [Member]
Convertible Notes [Line Items]
Aggregate principal amount					$ 750,000
Net of unamortized debt discount						¥ 592,259					$ 84,692
Conversion price per share (in Dollars per share) | $ / shares											$ 0.7616
Conversion price											$ 0.282
Percentage of average tranche						100.00%	100.00%
Trading days						15	15
First Closing Of First Tranch [Member]
Convertible Notes [Line Items]
Aggregate principal amount										$ 750,000
Net of unamortized debt discount					$ 675,000
Percentage of original issue discount					10.00%
Decrease in interest rate						120.00%	120.00%
Conversion price per share (in Dollars per share) | $ / shares											$ 4.71
Conversion amount							$ 0.7616
Net proceeds							370,328
First Closing Of First Tranch [Member] | Pre-Funded Warrant [Member]
Convertible Notes [Line Items]
Exercise price per share (in Dollars per share) | $ / shares					$ 0.0001
Second Closing of First Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount										750,000
Warrant purchase (in Shares) | shares														79,599
Net of unamortized debt discount				$ 675,000
Percentage of original issue discount				10.00%
Conversion price per share (in Dollars per share) | $ / shares											$ 4.66
Conversion price											$ 0.7616
Net proceeds							420,000
Second Closing of First Tranche [Member] | Warrant [Member]
Convertible Notes [Line Items]
Exercise price per share (in Dollars per share) | $ / shares														$ 4.47
Third Closing of the First Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount										$ 1,000,000
Warrant purchase (in Shares) | shares													160,020
Net of unamortized debt discount			$ 900,000
Percentage of original issue discount			10.00%
Net proceeds							633,000
Third Closing of the First Tranche [Member] | Warrant [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares												202,459
Exercise price per share (in Dollars per share) | $ / shares												$ 1.7	$ 3.25
Second Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 1.18
Conversion price per share (in Dollars per share) | $ / shares											$ 1.18
Second Closing Second Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount							135,710
Conversion price per share (in Dollars per share) | $ / shares											1.18
Second Tranche Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares											0.282
Conversion amount							$ 0.282
Trading days						15	15
Repayment of Holder Notes [Member]
Convertible Notes [Line Items]
Principal interest rate					105.00%
First Tranche Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares											$ 0.7616
Weighted average interest rate						93.50%					93.50%
Trading days						15	15
First Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount							$ 70,000
Conversion price per share (in Dollars per share) | $ / shares											$ 1.7
Fourth Closing of First Tranche [Member]
Convertible Notes [Line Items]
Net proceeds							428,150
Fifth Closing of First Tranches [Member]
Convertible Notes [Line Items]
Net proceeds							172,800
Investor [Member] | Securities Purchase Agreement [Member]
Convertible Notes [Line Items]
Principal amount					$ 8,000,000
Class A Ordinary Shares [Member]
Convertible Notes [Line Items]
Issuance of an aggregate (in Shares) | shares										1,384,809
Cash consideration										$ 734,935
Class A Ordinary Shares [Member] | First Closing Of First Tranch [Member]
Convertible Notes [Line Items]
Aggregate principal amount										$ 210,000
Warrant purchase (in Shares) | shares					74,451
Exercise price per share (in Dollars per share) | $ / shares					$ 4.71
Class A Ordinary Shares [Member] | Second Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Warrant purchase (in Shares) | shares	123,002
Class A Ordinary Shares [Member] | Second Closing Second Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount							$ 164,290
Issuance of aggregate shares (in Shares) | shares						34,227	34,227
Cash consideration							$ 131,432
Class A Ordinary Shares [Member] | First Closing of Second Tranche [Member]
Convertible Notes [Line Items]
Aggregate principal amount							$ 420,000
Issuance of an aggregate (in Shares) | shares						18,815	18,815
Cash consideration							$ 401,938